Income taxes - Unrecognised deferred tax assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, basis	$ 2,555	$ 2,558
Unused tax credits, basis	0	0
Tax losses carried forward, basis	3,944	3,458
Total unrecognised deferred tax assets, basis	6,499	6,016
Deductible temporary differences, unrecognised deferred tax asset	1,030	968
Unused tax credits	185	129
Tax losses carried forward, unrecognised deferred tax asset	947	930
Total unrecognised deferred tax assets	$ 2,162	2,027
Percentage of unrecognised tax losses that can be carried forward indefinitely	90.00%
Remaining unrecognised tax losses expiry date	after 2027
Angola [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognised deferred tax assets	$ 712	636
Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognised deferred tax assets	$ 415	$ 346